Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of Other Expense (Income), Net [Line Items]
Other expense, net	$ 63	$ 39
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	20	14
Other expense, net	80	31
Impairment of investment	60	17
Corporate and Other [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation	(56)
Gain on sale of investment		(26)
Seating Systems [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on formation of a new venture		(45)
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	25	15
Impairment of long-lived assets	14	64
Other expense, net	$ 39	$ 79